Label	Element	Value
Onchain Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Onchain Economy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Onchain Economy ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in Digital Transformation Companies and/or Digital Asset Instruments. “Digital Transformation Companies” include companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology, energy or energy infrastructure, data center capacity or other services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects. “Digital Asset Instruments” include commodity futures contracts, exchange-traded commodity linked instruments (including options and options on futures contracts), swaps and exchange-traded pooled investment vehicles that provide exposure to one or more digital assets (and options thereon). The Fund may invest nearly all of its net assets in either Digital Transformation Companies and/or Digital Asset Instruments. The Fund does not invest in digital assets or commodities directly.
“Digital assets” are assets issued and transferred using distributed ledger or blockchain technology. As used herein, “digital assets” refers to all digital assets, including both digital asset securities (i.e., digital assets that are securities under U.S. securities laws) and crypto assets. Many digital assets and, consequently, many Digital Transformation Companies, rely on “blockchain” technologies. A “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. A blockchain stores transaction data in “blocks” that are linked together to form a “chain.” As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, it can be used to track tangible, intangible and digital assets and companies in all business sectors.
Digital Transformation Companies may include small- and medium-capitalization companies and foreign and emerging market issuers, and the Fund may invest in depositary receipts and securities denominated in foreign currencies.
The Adviser employs a fundamental, instrument-specific analysis to assess Digital Transformation Companies and Digital Asset Instruments, to seek to ensure that the Fund maintains its focus on the on-chain economy (also known as the “digital asset economy”). The Adviser seeks to invest in Digital Transformation Companies that play a critical role in supporting the on-chain economy or that have invested significant capital or effort to profit from increased adoption of digital assets, whether through technology development, financial services, mining, or energy or other infrastructure. Digital Transformation Companies are selected based on a combination of fundamental analysis, market trends, the company's strategic positioning within the digital asset ecosystem, and valuation. For Digital Asset Instruments, the Adviser seeks to target investments that offer exposure to the largest digital assets by market capitalization, excluding stablecoins. The Adviser evaluates instruments such as, but not limited to, exchange-traded products, commodity futures, and structured instruments that provide exposure to the most widely adopted digital assets that are tied to the on-chain economy. Exchange traded products that provide exposure to digital assets tend to do so by investing in the underlying digital currency.
The Fund may invest in certain Digital Asset Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to Digital Asset Instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. It may also invest without limit in Digital Asset Instruments.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the 1940 Act provisions governing affiliated transactions and custody of assets.
The Fund is classified as a non-diversified fund under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer.
The Fund may engage in active and frequent trading of portfolio holdings.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in Digital Transformation Companies and/or Digital Asset Instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Onchain Economy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund involves a substantial degree of risk.
Onchain Economy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Onchain Economy ETF | Digital Transformation Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Digital Transformation Companies Risk. The Fund may invest nearly all of its net assets in Digital Transformation Companies. The technology relating to digital assets, including blockchain, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Digital asset technologies are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. The cryptographic keys necessary to transact a digital asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations. Competing platforms and technologies may be developed, allowing consumers or investors use an alternative to digital assets. Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of these companies may not reflect their connection to digital assets, but may be based on other business operations. In addition, these companies may engage in other lines of business unrelated to digital assets that could adversely affect their operating results. These companies may not be able to develop digital asset technology applications or may not be able to capitalize on those applications. Digital asset technologies may never be fully implemented, which could adversely affect an investment in the Fund. Companies that use digital asset technologies may be subject to cybersecurity risk. In addition, certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of digital asset technologies and adversely affect these companies. Digital Transformation Companies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a digital asset. There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets. Because digital asset platforms may operate across many national boundaries and regulatory jurisdictions, it is possible that digital asset platforms may be subject to widespread and inconsistent regulation. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many digital assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation.
Certain of the Fund’s investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including crypto assets and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.
In addition, the trading venues for certain digital assets are largely unregulated and may be highly fragmented. Moreover, some digital asset trading venues have been closed due to fraud, failure or security breaches. Although bitcoin and certain other digital assets have been called a virtual currency, they are not widely accepted as a means of payment.

Onchain Economy ETF | Digital Asset Instruments And Commodities And Commodity-Linked Instruments Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Digital Asset Instruments and Commodities and Commodity-Linked Instruments Risk. The Fund may invest nearly all of its net assets in Digital Asset Instruments. As such, the Fund may be subject to the following risks as a result of its investments in Digital Asset Instruments (including Digital Asset ETP’s (as defined below) and Commodities and Commodity-Linked Instruments):
Digital Asset Instruments Risk. The Fund may invest in or have exposure to one or more exchange-traded pooled investment vehicles that provide exposure to one or more digital assets (collectively, “Digital Asset ETPs”). Digital Asset ETPs are relatively new investment products and are subject to many of the same risks as an investment in a digital asset. The value of an investment in Digital Asset ETPs and their underlying reference asset, digital asset or digital asset futures, is subject to a number of factors, including the capabilities and development of blockchain technologies, digital asset’s dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the crypto asset investment cycle. The Fund expects to purchase shares of any Digital Asset ETP, either directly or indirectly, in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Digital Asset ETP or the price of a crypto asset. Shares of Digital Asset ETP may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Digital Asset ETP’s NAV and/or the price of a crypto asset is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of Digital Asset ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to Crypto Asset ETFs. Extreme volatility affecting digital assets such as bitcoin or ether may persist for extended periods and the value of the Fund’s investment in a Digital Asset ETP may decline significantly without recovery. Although often referred to as ETFs, the shares of spot Digital Asset ETPs in which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds. The Fund’s investments in futures-based Digital Asset ETP are subject to the risks of a digital asset futures contracts.
Commodities and Commodity-Linked Instruments Risk. Commodities include, among other things, energy products, industrial metals and precious metals. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject the Fund’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund’s investments in varying ways, and different factors may cause the values and the volatility of the Fund’s investments to move in inconsistent directions at inconsistent rates. Because the value of a commodity-
linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.
Commodities and Commodity-Linked Instruments Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
The Fund may be required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year any net unrealized gains and losses on certain futures contracts and option contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss if held directly by the Fund, but if held by the Subsidiary, as is expected, such gains will be recognized as ordinary income by the Fund to the extent of the Subsidiary’s annual net earnings if any. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or certain option contracts to the extent of any unrecognized gains on related positions held by the Fund.
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

Onchain Economy ETF | Digital Asset Instruments And Commodities And Commodity-Linked Instruments Risk, Digital Asset Instruments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Digital Asset Instruments Risk. The Fund may invest in or have exposure to one or more exchange-traded pooled investment vehicles that provide exposure to one or more digital assets (collectively, “Digital Asset ETPs”). Digital Asset ETPs are relatively new investment products and are subject to many of the same risks as an investment in a digital asset. The value of an investment in Digital Asset ETPs and their underlying reference asset, digital asset or digital asset futures, is subject to a number of factors, including the capabilities and development of blockchain technologies, digital asset’s dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the crypto asset investment cycle. The Fund expects to purchase shares of any Digital Asset ETP, either directly or indirectly, in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Digital Asset ETP or the price of a crypto asset. Shares of Digital Asset ETP may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Digital Asset ETP’s NAV and/or the price of a crypto asset is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of Digital Asset ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to Crypto Asset ETFs. Extreme volatility affecting digital assets such as bitcoin or ether may persist for extended periods and the value of the Fund’s investment in a Digital Asset ETP may decline significantly without recovery. Although often referred to as ETFs, the shares of spot Digital Asset ETPs in which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds. The Fund’s investments in futures-based Digital Asset ETP are subject to the risks of a digital asset futures contracts.
Onchain Economy ETF | Digital Asset Instruments And Commodities And Commodity-Linked Instruments Risk, Commodities And Commodity-Linked Instruments Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Commodities and Commodity-Linked Instruments Risk. Commodities include, among other things, energy products, industrial metals and precious metals. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject the Fund’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund’s investments in varying ways, and different factors may cause the values and the volatility of the Fund’s investments to move in inconsistent directions at inconsistent rates. Because the value of a commodity-
linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.
Commodities and Commodity-Linked Instruments Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
The Fund may be required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year any net unrealized gains and losses on certain futures contracts and option contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss if held directly by the Fund, but if held by the Subsidiary, as is expected, such gains will be recognized as ordinary income by the Fund to the extent of the Subsidiary’s annual net earnings if any. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or certain option contracts to the extent of any unrecognized gains on related positions held by the Fund.
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

Onchain Economy ETF | Digital Asset Instruments And Commodities And Commodity-Linked Instruments Risk, Commodities And Commodity-Linked Instruments Risk, Commodities And Commodity-Linked Instruments Tax Risk Member
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Commodities and Commodity-Linked Instruments Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
The Fund may be required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year any net unrealized gains and losses on certain futures contracts and option contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss if held directly by the Fund, but if held by the Subsidiary, as is expected, such gains will be recognized as ordinary income by the Fund to the extent of the Subsidiary’s annual net earnings if any. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or certain option contracts to the extent of any unrecognized gains on related positions held by the Fund.

Onchain Economy ETF | Digital Asset Instruments And Commodities And Commodity-Linked Instruments Risk, Commodities And Commodity-Linked Instruments Risk, Futures Contract Risk Member
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Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

Onchain Economy ETF | Subsidiary Investment Risk Member
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Onchain Economy ETF | Commodity Regulatory Risk (With Respect To Investments In The Subsidiary) Member
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Commodity Regulatory Risk (with respect to investments in the Subsidiary). Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. Based on the Fund’s and the Subsidiary’s current investment strategies, the Fund and the Subsidiary are each a “commodity pool” and the Adviser is considered a “commodity pool operator” with respect to the Fund and the Subsidiary under the Commodity Exchange Act. Accordingly, the Fund and the Adviser are subject to dual regulation by the CFTC and the Securities Exchange Commission. Pursuant to certain CFTC regulations, the Fund and the Adviser have elected to meet the requirements of certain CFTC regulations by complying with specific Securities Exchange Commission rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Fund or the Adviser in violation of an applicable CFTC regulation if the Fund or the Adviser failed to comply with a related Securities Exchange Commission regulatory requirement. In addition, the Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations with respect to the Fund and the Subsidiary. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return. The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. In addition, the CFTC in October 2020 adopted amendments to its position limits rules that establish certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts. The Adviser will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
Onchain Economy ETF | Tax Risk (With Respect To Investments In The Subsidiary) Member
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Tax Risk (with respect to investments in the Subsidiary). The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Internal Revenue Code of 1986. The Internal Revenue Service issued a revenue ruling in December 2005, which concluded that income and gains from certain commodity-linked derivatives are not qualifying income under Subchapter M of the Internal Revenue Code of 1986. As a result, the Fund’s ability to invest directly in commodity-linked futures contracts or swaps or in certain exchange-traded trusts that hold commodities as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. The Fund expects to invest its assets in the Subsidiary, consistent with applicable law and the advice of counsel, in a manner that should permit the Fund to treat income allocable from the Subsidiary as qualifying income. The Internal Revenue Service has issued regulations that treat a fund’s income inclusion with respect to an investment in a non-U.S. company generating investment income as qualifying income only if there is a current-year distribution out of the earnings and profits of the non-U.S. company that are attributable to such income inclusion or if the income from the Subsidiary is related to the Fund's business of investing. The Fund intends to treat its income from the Subsidiary as qualifying income. There can be no assurance that the Internal Revenue Service will not change its position with respect to some or all of these issues or if the Internal Revenue Service did so, that a court would not sustain the Internal Revenue Service’s position. Furthermore, the tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future Internal Revenue Service guidance or Treasury regulations.

Onchain Economy ETF | Gap Risk Member
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Gap Risk. The Fund and the Subsidiary are subject to the risk that a commodity price will fluctuate even during periods when there is no trading. Usually, such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Onchain Economy ETF | Liquidity Risk Member
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Liquidity Risk. The Fund and/or Subsidiary will invest in Commodity Instruments, which may be less liquid than other types of investments. The illiquidity of Commodity Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares.

Onchain Economy ETF | Derivatives Risk Member
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Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors.
Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Onchain Economy ETF | New Fund Risk Member
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New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Onchain Economy ETF | Regulatory Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a commodity pool operator under the U.S. Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable Securities and Exchange Commission requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the Adviser as the Fund’s commodity pool operator, the Adviser’s compliance with Securities and Exchange Commission disclosure and shareholder reporting will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s commodity pool operator. The CFTC has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
Onchain Economy ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

Onchain Economy ETF | Small- And Medium-Capitalization Companies Risk Member
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Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium- capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

Onchain Economy ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Onchain Economy ETF | Emerging Market Issuers Risk Member
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Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

Onchain Economy ETF | Emerging Market Issuers Risk, Securities Market Risk Member
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Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

Onchain Economy ETF | Emerging Market Issuers Risk, Political And Economic Risk
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Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

Onchain Economy ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
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Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Onchain Economy ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

Onchain Economy ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Risk Member
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Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

Onchain Economy ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
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Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

Onchain Economy ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
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Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

Onchain Economy ETF | Market Risk Member
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Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

Onchain Economy ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Onchain Economy ETF | Active Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.
Onchain Economy ETF | Authorized Participant Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
Onchain Economy ETF | No Guarantee Of Active Trading Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
Onchain Economy ETF | Trading Issues Risk Member
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Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Onchain Economy ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
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Risk [Text Block]	rr_RiskTextBlock	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
Onchain Economy ETF | Industry Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Industry Concentration Risk. The Fund’s assets may be concentrated in an industry or group of industries. As such, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Onchain Economy ETF | Cash Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
Onchain Economy ETF | Underlying Investment Vehicle Risk Member
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Underlying Investment Vehicle Risk. Through its investment in the exchange-traded pooled investment vehicles, the Fund is subject to the risks associated with the underlying vehicle’s investments, including the possibility that the value of the securities or other assets held by the underlying vehicle could decrease. These risks include any combination of the risks described in this Prospectus, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and the underlying vehicle’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the underlying vehicle’s operating expenses.

Onchain Economy ETF | Affiliated Investment Vehicle Risk Member
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Affiliated Investment Vehicle Risk.  In managing the Fund, the Adviser has the ability to select underlying investment vehicles which it believes will achieve the Fund’s investment objective. The Adviser may be subject to potential conflicts of interest in selecting underlying investment vehicles because the Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in investment vehicles managed by the Adviser or its affiliates rather than investing in investment vehicles managed or sponsored by others.

Onchain Economy ETF | Onchain Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	Van Eck Absolute Return Advisers Corporation (the “Adviser” or “VEARA”) will pay all expenses of the Fund (inclusive of any Subsidiary (as defined below) expenses), except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights.